Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS SECURITIES TRUST | DWS Communications Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS SECURITIES TRUST | DWS Health and Wellness Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
INVESTORS CASH TRUST | DWS ESG Liquidity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
INVESTORS CASH TRUST | DWS Treasury Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Core Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS CROCI US Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Large Cap Focus Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Capital Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Government Money Market VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Small Mid Cap Value VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Alternative Asset Allocation VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS CROCI US VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS International Growth VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS High Income VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Small Mid Cap Growth VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Global Income Builder VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS ESG International Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS International Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MARKET TRUST | DWS RREEF Real Assets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES I | DWS CROCI International VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES I | DWS Core Equity VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES I | DWS Capital Growth VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES I | DWS Global Small Cap VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS TAX FREE TRUST | DWS Intermediate Tax-Free Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INCOME TRUST | DWS Short Duration Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INCOME TRUST | DWS GNMA Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INCOME TRUST | DWS Global High Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INCOME TRUST | DWS High Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS CROCI International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS PORTFOLIO TRUST | DWS Floating Rate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS PORTFOLIO TRUST | DWS Total Return Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MONEY FUNDS | DWS Money Market Prime Series
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Equity Sector Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Moderate Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Conservative Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS California Tax-Free Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS New York Tax-Free Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENTS VIT FUNDS | DWS Equity 500 Index VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENTS VIT FUNDS | DWS Small Cap Index VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MONEY MARKET TRUST | DWS Government Cash Management Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MONEY MARKET TRUST | DWS Government Money Market Series
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
CASH ACCOUNT TRUST | DWS Government and Agency Securities Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
CASH ACCOUNT TRUST | DWS Tax-Exempt Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESCash Account TrustDWS Government & Agency Securities PortfolioDWS Tax-Exempt PortfolioDWS California Tax-Free Income FundDWS Capital Growth FundDWS Communications FundDWS Core Equity FundDWS CROCI®International FundDWS CROCI® U.S. FundDWS Enhanced Commodity Strategy FundDWS Equity 500 Index FundDWS Equity Sector Strategy FundDWS ESG International Core Equity FundDWS ESG Liquidity FundDWS Floating Rate FundDWS Global High Income FundDWS GNMA FundDWS Government Cash Management FundDWS Government Money Market SeriesDWS Health and Wellness FundDWS High Income FundDWS Intermediate Tax-Free FundDWS International Growth FundDWS Large Cap Focus Growth FundDWS Managed Municipal Bond FundDWS Massachusetts Tax-Free FundDWS Money Market Prime SeriesDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundDWS New York Tax-Free Income FundDWS RREEF Global Infrastructure FundDWS RREEF Global Real Estate Securities FundDWS RREEF Real Assets FundDWS RREEF Real Estate Securities FundDWS S&P 500 Index FundDWS Short Duration FundDWS Short-Term Municipal Bond FundDWS Small Cap Core FundDWS Small Cap Growth FundDWS Strategic High Yield Tax-Free FundDWS Total Return Bond FundInvestors Cash TrustDWS Treasury PortfolioDeutsche DWS Variable Series I:DWS Capital Growth VIPDWS Core Equity VIPDWS CROCI®International VIPDWS Global Small Cap VIPDeutsche DWS Variable Series II:DWS Alternative Asset Allocation VIPDWS CROCI® U.S. VIPDWS Global Income Builder VIPDWS Government Money Market VIPDWS High Income VIPDWS International Growth VIPDWS Small Mid Cap Growth VIPDWS Small Mid Cap Value VIPDeutsche DWS Investments VIT Funds:DWS Equity 500 Index VIPDWS Small Cap Index VIPThe following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference